Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net earnings before noncontrolling interest	$ 692	$ 752	$ 826
Other comprehensive income (loss), net of tax:
Unrealized gain on available-for-sale securities, net of taxes of $2 million, $1 million and $2 million, respectively	5	10	3
Reclassification of realized gain on available-for-sale securities, net of taxes of $5 million and $6 million, respectively	(8)	(8)	0
Unrealized gain on derivative financial instruments, net of taxes	3	0	0
Foreign currency translation adjustment, net of taxes	0	28	(71)
Other comprehensive income (loss)	0	30	(68)
Total comprehensive income before noncontrolling interest	692	782	758
Total comprehensive loss attributable to noncontrolling interest	(31)	0	0
Total comprehensive income attributable to St. Jude Medical, Inc.	$ 723	$ 782	$ 758